Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	MJ Holdings, Inc.
Entity Central Index Key	0001456857
Trading Symbol	MJNE
Amendment Flag	true
Amendment Description	AMENDMENT No.1
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false